NOTES PAYABLE (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Accrued Interest		$ 1,290,039
Conversion of principal and interest		11,651,407
Convertible Debt Two [Member]
Balance	$ 0
Additional principal investment		3,611,400
Accrued Interest		201,928
Conversion of principal and interest	(3,813,328)
Balance	$ 0	$ 0